Derivative financial instruments and hedging activities - Summary of Cash flow and Net Investment Hedges - Assets and Liabilities Designated as Hedged Items (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Cash flow hedges [member] | Interest rate risk [member] | Variable rate assets [member]
Disclosure of detailed information about hedged items [line items]
Balance sheet item(s)	Securities – Investment, net of applicable allowance; Loans – Retail	Securities – Investment, net of applicable allowance; Loans – Retail
Changes in fair values used for calculating hedge ineffectiveness	$ (608)	$ 308
Cash flow hedge /foreign currency translation reserve, Continuing hedges	163	(187)
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ 84	$ (171)
Cash flow hedges [member] | Interest rate risk [member] | Variable rate liabilities [member]
Disclosure of detailed information about hedged items [line items]
Balance sheet item(s)	Deposits – Business and government; Deposits – Personal	Deposits – Business and government; Deposits – Personal
Changes in fair values used for calculating hedge ineffectiveness	$ 1,274	$ (769)
Cash flow hedge /foreign currency translation reserve, Continuing hedges	(372)	706
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ 70	$ 477
Cash flow hedges [member] | Foreign exchange risk [member] | Fixed rate assets [member]
Disclosure of detailed information about hedged items [line items]
Balance sheet item(s)	Securities – Investment, net of applicable allowance; Loans – Retail	Securities – Investment, net of applicable allowance; Loans – Retail
Changes in fair values used for calculating hedge ineffectiveness	$ (5)	$ 19
Cash flow hedge /foreign currency translation reserve, Continuing hedges	$ (1)	$ (4)
Cash flow hedges [member] | Foreign exchange risk [member] | Fixed rate liabilities [member]
Disclosure of detailed information about hedged items [line items]
Balance sheet item(s)	Deposits - Business and government	Deposits - Business and government
Changes in fair values used for calculating hedge ineffectiveness	$ 125	$ 60
Cash flow hedge /foreign currency translation reserve, Continuing hedges	9	95
Net investment hedges [member] | Foreign exchange risk [member] | Foreign subsidiary [member]
Disclosure of detailed information about hedged items [line items]
Changes in fair values used for calculating hedge ineffectiveness	(7)	315
Cash flow hedge /foreign currency translation reserve, Continuing hedges	(5,407)	(5,365)
Cash flow hedge /foreign currency translation reserve, Discontinued hedges	$ (871)	$ (923)